Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥ (44,216)	¥ 1,163,394	¥ 318,715
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)	343,678	337,411	350,817
Impairment of goodwill (Note 6)	0	147,564	383,810
Impairment of intangible assets (Note 6)	33,301	21,680	3,732
Impairment of assets held for sale (Note 2)	134,141	0	0
Provision for credit losses (Note 4)	277,995	484,210	321,713
Employee benefit cost (income) for severance indemnities and pension plans (Note 13)	(25,675)	2,804	(6,917)
Investment securities (gains) losses—net	119,026	(1,458,264)	532,248
Amortization of premiums on investment securities	72,672	59,614	65,078
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities—net (Note 31)	(55,634)	5,002	2,894
Foreign exchange (gains) losses—net	(345,968)	(103,917)	544,763
Equity in earnings of equity method investees—net	(436,583)	(355,730)	(282,712)
Provision (benefit) for deferred income tax expense	(370,668)	266,273	(60,967)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	4,143,581	1,351,570	(4,902,492)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	(2,195,400)	(1,463,152)	2,217,808
Net increase in collateral for derivative transactions	(824,720)	(421,781)	(217,864)
Net decrease (increase) in margin for listed derivative transactions	(103,568)	20,984	(279,844)
Decrease (increase) in cash collateral for the use of the Bank of Japan’s settlement infrastructure	65,838	(33,292)	(54,018)
Other—net	121,555	(269,437)	(292,664)
Net cash provided by (used in) operating activities	909,355	(245,067)	(1,355,900)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	58,611,669	62,660,266	60,731,107
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	36,056,569	43,245,884	24,335,639
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(94,237,804)	(115,383,753)	(87,618,074)
Proceeds from maturities of Held-to-maturity debt securities	565,012	605,781	708,068
Purchases of Held-to-maturity debt securities	(1,712,488)	(382,159)	(495,346)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	2,212,801	1,903,784	3,871,908
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,503,946)	(1,561,344)	(3,129,666)
Acquisition of Bank Danamon, a subsidiary of BK, net of cash acquired (Note 2)	0	0	(243,597)
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB, net of cash acquired (Note 2)	0	0	(249,615)
Acquisition of DVB Bank’s Aviation Finance Division, net of cash acquired (Note 2)	0	0	(555,250)
Net cash paid for dispositions of certain business of MUAH	(724,428)	0	0
Net decrease (increase) in loans	164,122	2,939,996	(1,631,085)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	1,005,422	9,833,348	(13,714,288)
Proceeds from sales of premises and equipment	76,068	41,472	64,400
Capital expenditures for premises and equipment	(102,964)	(116,707)	(123,804)
Purchases of intangible assets	(264,038)	(250,061)	(308,081)
Proceeds from sales and dispositions of investments in equity method investees	65,398	64,011	171,882
Proceeds from sales of consolidated VIEs and subsidiaries—net	42,050	71,643	168,970
Other—net	(16,608)	(14,802)	(68,611)
Net cash provided by (used in) investing activities	236,835	3,657,359	(18,085,443)
Cash flows from financing activities:
Net increase in deposits	1,559,807	23,428,386	5,746,624
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	1,128,806	(8,523,347)	8,077,351
Net increase (decrease) in due to trust account and other short-term borrowings	4,404,313	(939,069)	9,944,171
Proceeds from issuance of long-term debt	4,659,212	18,707,004	4,999,531
Repayments of long-term debt	(5,466,007)	(11,360,120)	(4,983,073)
Proceeds from sales of treasury stock	2,688	899	1,235
Payments for acquisition of treasury stock (Note 18)	(158,529)	(20)	(50,028)
Dividends paid	(333,844)	(321,024)	(303,728)
Dividends paid by subsidiaries to noncontrolling interests	(25,626)	(6,523)	(8,487)
Other—net	(385,778)	(22,566)	358,922
Net cash provided by financing activities	5,385,042	20,963,620	23,782,518
Effect of exchange rate changes on cash and cash equivalents	1,251,522	397,287	(362,652)
Net increase in cash and cash equivalents	7,782,754	24,773,199	3,978,523
Cash and cash equivalents at beginning of fiscal year	103,328,790	78,555,591	74,577,068
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	109,820,547	103,324,201	78,549,712
Restricted cash included in other assets	5,778	4,589	5,879
Cash and cash equivalents classified as assets held for sale included in other assets (Note 2)	1,285,219	0	0
Cash and cash equivalents at end of fiscal year	111,111,544	103,328,790	78,555,591
Cash paid during the fiscal year for:
Interest	596,453	879,917	1,759,239
Income taxes, net of refunds	220,139	124,705	128,124
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)	4,055	3,487	12,754
Assets acquired under operating lease arrangements (Note 7)	48,095	50,564	46,482
Acquisition of Bank Danamon, a subsidiary of BK (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	0	0	1,811,160
Fair value of liabilities assumed	0	0	1,242,115
Fair value of noncontrolling interests	0	0	51,314
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	0	0	332,914
Fair value of liabilities assumed	0	0	68,519
Acquisition of DVB Bank’s Aviation Finance Division (Note 2):
Fair value of assets acquired	0	0	572,487
Fair value of liabilities assumed	0	0	2,599
Reclassification of assets and liabilities in transferred business of MUFG Union Bank to assets and liabilities held for sale (Note 2)：
Assets reclassified, excluding cash and cash equivalents	10,336,348	0	0
Liabilities reclassified	11,157,660	0	0
Dispositions of certain business of MUAH:
Assets transferred, excluding cash and cash equivalents	4,477	0	0
Liabilities transferred	¥ 758,654	¥ 0	¥ 0